Intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	€ 32,981	[1]	€ 27,395		€ 26,326
Intangible assets at end of period	31,668		32,981	[1]	27,395
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	56,298		45,436		39,429
Additions	3,788		6,618		2,193
Acquisition of a subsidiary	0		8,017		3,309
Disposals	(242)		(2,521)		(77)
Transfer between accounts	(60)		(58)		504
Currency translation	393		(1,194)		97
Other	0		0		(19)
Intangible assets at end of period	60,177		56,298		45,436
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(23,317)		(18,041)		(13,103)
Depreciation charge for the year	(4,746)		(4,709)		(4,859)
Impairments	(231)		(3,239)
Disposals	131		2,308		23
Transfer between accounts	(12)		109		13
Currency translation	(293)		255		(151)
Other	(41)		0		36
Intangible assets at end of period	(28,510)		(23,317)		(18,041)
Patents and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1,611		1,638		1,633
Intangible assets at end of period	2,105		1,611		1,638
Patents and licenses [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	4,662		4,436		4,294
Additions	660		378		209
Acquisition of a subsidiary	0		0		38
Disposals	(153)		(226)		0
Transfer between accounts	272		75		(109)
Currency translation	1		(1)		1
Other	0		0		3
Intangible assets at end of period	5,442		4,662		4,436
Patents and licenses [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(3,051)		(2,798)		(2,661)
Depreciation charge for the year	(392)		(465)		(246)
Impairments	0		0
Disposals	107		211		0
Transfer between accounts	(1)		0		109
Currency translation	(1)		1		0
Other	0		0		0
Intangible assets at end of period	(3,337)		(3,051)		(2,798)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	3,773		2,927		3,161
Intangible assets at end of period	1,869		3,773		2,927
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	11,494		10,667		8,241
Additions	70		3,072		656
Acquisition of a subsidiary	0		0		214
Disposals	(23)		(2,227)		(45)
Transfer between accounts	162		47		1,601
Currency translation	6		(65)		(10)
Other	0		0		10
Intangible assets at end of period	11,709		11,494		10,667
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(7,721)		(7,740)		(5,080)
Depreciation charge for the year	(1,831)		(2,223)		(2,582)
Impairments	(231)		0
Disposals	23		2,119		23
Transfer between accounts	(33)		109		(96)
Currency translation	(5)		14		(25)
Other	(41)		0		20
Intangible assets at end of period	(9,839)		(7,721)		(7,740)
Acquired customers and technology [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	25,051		21,178		20,217
Intangible assets at end of period	22,628		25,051		21,178
Acquired customers and technology [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	35,484		28,681		25,579
Additions	0		0		0
Acquisition of a subsidiary	0		7,931		3,048
Disposals	0		0		(32)
Transfer between accounts	2		0		0
Currency translation	386		(1,128)		86
Other	0		0		0
Intangible assets at end of period	35,872		35,484		28,681
Acquired customers and technology [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(10,433)		(7,503)		(5,362)
Depreciation charge for the year	(2,523)		(2,021)		(2,031)
Impairments	0		(1,149)
Disposals	0		0		0
Transfer between accounts	0		0		0
Currency translation	(287)		240		(126)
Other	0		0		16
Intangible assets at end of period	(13,244)		(10,433)		(7,503)
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	2,546		1,652		1,315
Intangible assets at end of period	5,065		2,546		1,652
Intangible assets under development [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	4,658		1,652		1,315
Additions	3,058		3,168		1,328
Acquisition of a subsidiary	0		86		9
Disposals	(65)		(68)		0
Transfer between accounts	(496)		(180)		(988)
Currency translation	0		0		20
Other	0		0		(32)
Intangible assets at end of period	7,155		4,658		1,652
Intangible assets under development [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(2,112)		0		0
Depreciation charge for the year	0		0		0
Impairments	0		(2,090)
Disposals	0		(22)		0
Transfer between accounts	22		0		0
Currency translation	0		0		0
Other	0		0		0
Intangible assets at end of period	€ (2,090)		€ (2,112)		€ 0

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.